DEBT - Restricted Group Credit Facility (Details) - USD ($) $ in Thousands			1 Months Ended				6 Months Ended	12 Months Ended
	Apr. 17, 2013	Oct. 12, 2012	May 31, 2015	Apr. 30, 2015	Sep. 30, 2014	May 31, 2014	Jun. 20, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 09, 2016	Jul. 21, 2016	Oct. 31, 2015
Restricted Group Credit Facility [Abstract]
Line of credit facility, aggregate principal amount		$ 480,000
Eurodollar
Restricted Group Credit Facility [Abstract]
Basis spread on variable rate		3.50%
Base Rate
Restricted Group Credit Facility [Abstract]
Basis spread on variable rate		2.50%
Restricted Group
Restricted Group Credit Facility [Abstract]
Issue Discount								$ 11,200
Restricted Group | Revolving Credit Facility
Restricted Group Credit Facility [Abstract]
Line of credit facility, aggregate principal amount	$ 1,500,000
Restricted Group | Term A Loan Facility
Restricted Group Credit Facility [Abstract]
Line of credit facility, aggregate principal amount	$ 958,510
Restricted Group | Term A Loan Facility | Eurodollar | Minimum
Restricted Group Credit Facility [Abstract]
Basis spread on variable rate	1.50%
Restricted Group | Term A Loan Facility | Eurodollar | Maximum
Restricted Group Credit Facility [Abstract]
Basis spread on variable rate	2.25%
Restricted Group | Term A Loan Facility | Base Rate | Minimum
Restricted Group Credit Facility [Abstract]
Basis spread on variable rate	0.50%
Restricted Group | Term A Loan Facility | Base Rate | Maximum
Restricted Group Credit Facility [Abstract]
Basis spread on variable rate	1.25%
Restricted Group | Term B Loan Facility
Restricted Group Credit Facility [Abstract]
Line of credit facility, aggregate principal amount	$ 1,200,000
Write-off of deferred financings costs								1,004
Repayments of credit facility debt			$ 750,000	$ 200,000	$ 200,000	$ 750,000
Gain (loss) on extinguishment of debt								$ 731
Restricted Group | Term B Loan Facility | Eurodollar
Restricted Group Credit Facility [Abstract]
Basis spread on variable rate	2.50%
Restricted Group | Term B Loan Facility | Base Rate
Restricted Group Credit Facility [Abstract]
Basis spread on variable rate	1.50%
Revolving Credit Facility | Cablevision Systems Corporation And Subsidiaries
Restricted Group Credit Facility [Abstract]
Line of credit facility, aggregate principal amount										$ 2,300,000	$ 2,105,000	$ 2,000,000
Revolving Credit Facility | Eurodollar
Restricted Group Credit Facility [Abstract]
Basis spread on variable rate							3.25%
Revolving Credit Facility | Term B Loan Facility
Restricted Group Credit Facility [Abstract]
Write-off of deferred financings costs									$ 4,054
Gain (loss) on extinguishment of debt									$ 5,564
Revolving Credit Facility | Restricted Group
Restricted Group Credit Facility [Abstract]
Commitment fee percentage (in hundredths)	0.30%